UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
Tax-Free Income Fund
March 31, 2021
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Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended March 31, 2021, the novel
coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first half. For the remainder
of 2020, the economy recovered substantially based
on increased business and residential investment and
consumer spending. The U.S. economy also showed signs
of strength during 2021’s first quarter as federal assistance programs, the acceleration of COVID-19 vaccinations and
robust corporate earnings boosted U.S. equity markets.
Before the reporting period, the U.S. Federal Reserve, in its efforts to support U.S. economic activity, lowered the federal funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
During the 12-month period, municipal bonds delivered
positive total returns as investors were attracted to tax-free income in a declining interest-rate environment. Factors
contributing to this positive investment environment for
municipals included relatively low inflation, interest-rate
declines and actions by the Federal Reserve to support the
municipal bond market.
Franklin California Tax-Free Income Fund’s annual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of March
31, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin California Tax-Free Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 34
Notes to Financial Statements 38
Report of Independent Registered
Public Accounting Firm 46
Tax Information 47
Board Members and Officers 48
Shareholder Information 53
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin California Tax-Free Income Fund
This annual report for Franklin California Tax-Free Income
Fund covers the fiscal year ended March 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes, including
alternative minimum tax, and exempt from California
personal income taxes for California residents as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal
securities that pay interest free from such taxes.

Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $7.50 on March 31, 2020, to $7.71 on
March 31, 2021. The Fund’s Class A shares paid dividends
totaling 21.1649 cents per share for the reporting period.

The Performance Summary beginning on page 6 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.73%, based on an annualization of
March’s 1.8234 cents per share monthly dividend and the
maximum offering price of $8.01 on March 31, 2021. An
investor in the 2021 maximum combined effective federal
and California personal income tax bracket of 53.10%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 5.82% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the 12 months ended March 31, 2021, the novel
coronavirus (COVID-19) pandemic had a severe economic
impact across the globe and in the U.S. As whole states
enacted strong social distancing protocols (including, in
some cases, stay-at-home orders), there were record
numbers of jobs lost and a strong contraction of gross
domestic product (GDP) in both the first and second quarters of 2020.
After seeing large disruptions in March 2020, fixed income
market sectors—including municipal (muni) bonds—began
the slow process of recovery following swift policy responses from both monetary and fiscal authorities. The U.S. Federal
Reserve set up a number of new emergency facilities to
restore investor confidence in the market. Included in these measures were programs to purchase muni bonds in the
secondary market and to provide direct loans to muni bond
issuers. Although these programs were ultimately thinly
subscribed, they provided a backstop to the muni bond
market. The U.S. federal government also undertook a
number of fiscal spending packages in 2020—$2.9 trillion in
April and an additional $900 billion in December—to provide
much-needed resources to individuals and businesses in an
attempt to provide bridge funding and lessen the potential for scarring in the overall economy.
Credit Quality Composition
*
3/31/21
Ratings
% of Total
Investments
AAA 6.88%
AA 51.62%
A 24.02%
BBB 2.45%
Below Investment Grade 0.87%
Refunded 12.04%
Not Rated 0.89%
Cash & Cash Equivalents 1.23%
*
Ratings shown are assigned by one or more Nationally Recognized Statistical Rating
Organizations (NRSRO), such as Standard & Poor's, Moody's and Fitch. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO's opinion of an issuer's creditworthiness and typically range from AAA (highest) to D (lowest). The Refunded category consists of refunded bonds secured by U.S. government or other high-
quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. The Not Applicable category consists of third-party ETFs and securities that only have a short-term rating and are not cash equivalents. Cash includes equivalents, which may be rated.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Through the summer of 2020, infection rates fell across the
U.S., allowing some states to begin the process of reopening parts of their economies. However, starting in the fall, new cases and hospitalizations increased to all-time highs as
the virus spread to areas in the U.S. that had not seen
large numbers of infections, causing some states to slow or
abandon their reopening plans. This was tempered by the
emergency approval of COVID-19 vaccines from multiple
pharmaceutical manufacturers by the U.S. Food and Drug
Administration in December 2020 with plans to provide
mass inoculations in the first half of 2021. As the vaccination program progressed during the first quarter of 2021, case
rates and hospitalizations dropped significantly, allowing the resumption of the reopening process including a return to
in-person schooling.
Valuations in the muni bond market improved starting in April
2020 due to strong technical conditions. After seeing record outflows in March and April of 2020, funds flowed back into
muni bond retail vehicles, creating significant demand for
bonds. These flows outstripped new issuance of tax-exempt
bonds as many issuers turned to the taxable muni bond
market for refundings and new issuance. Ratios of muni
bond yields versus duration-matched U.S. Treasuries (USTs)
improved from their all-time highs seen in March 2020
throughout the remainder of 2020 and into 2021. Although
these ratios moved higher in February 2021 as UST yields
rose sharply, they more than recovered in March 2021,
moving to all-time bests by the end of the month. Starting in
February 2021, UST yields rose sharply, which put pressure
on muni bond absolute returns given the longer-duration
profile of the sector.
State and local muni bond issuers projected severe budget
deficits for 2020 and going forward as they anticipated
tax receipts and usage fees falling and outlays for social
programs such as health care and unemployment benefits
strongly rising. By the end of 2020, many of these deficit
projection fears were unfounded as consumer spending
recovered more quickly than anticipated, leading to higher
sales tax collections. A strong U.S. housing market also
provided additional support. In March 2021, the U.S. federal government passed a $1.9 trillion additional fiscal spending bill, providing large one-time cash payments to individuals
and continuation of enhanced unemployment benefits.
Included in this package was $350 billion worth of grants
to state and local governments intended to further support
budgets and improve the credit profile of the muni sector as a whole.
The Investment Company Institute (ICI) reported net inflows
of approximately $5 billion into muni bond retail vehicles
in March 2021. For the 12-month period, muni bond retail
vehicles had approximately $85 billion of net inflows,
according to the ICI.
For the 12-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +56.35%
total return for the period.
1
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +5.51% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-4.43% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +8.73% total return.

State Update
During the 12-month period, California’s large, diverse
economy, which was strong before the pandemic, contracted
due to the impact of COVID-19. California’s unemployment
rate began the period at 5.5% and ended at 8.3%, compared
with the 6.0% national rate.

The state’s enacted FY 2020
budget increased spending while maintaining strong
reserves, but revenues declined amid the pandemic during
the period’s first half. By period-end, the state had a budget surplus resulting from spending cuts, overall increased tax
revenue and federal government aid. Consequently, the
governor’s fiscal 2022 executive budget proposal projected
slightly increased fiscal 2021 general fund revenue above
fiscal year 2020. California’s net tax-supported debt was
$2,147 per capita and 3.2% of personal income, compared
Portfolio Composition
3/31/21
% of Total
Investments
Transportation 24.02%
Local 13.56%
Refunded 12.04%
Utilities 10.37%
Health Care 9.32%
Education 8.56%
Industrial Dev. Revenue and Pollution Control 6.15%
State General Obligation 4.36%
Lease 4.04%
Special Tax 3.45%
Housing 2.12%
Cash & Cash Equivalents 1.23%
Other Revenue Bonds 0.78%
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Bureau of Labor Statistics.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
with the $1,071 and 2.0% national medians, respectively.
5
Independent credit rating agency Standard & Poor’s (S&P)
affirmed California’s general obligations bonds’ AA- rating
with a stable outlook.
6
The rating reflected S&P’s view of the
state’s strong economy, strong reserves and liquidity going
into the current recession, as well as California’s moderately high but stable debt ratios. S&P noted challenges, including projections of declining reserves as one-time revenues
recede, high housing costs and social services spending,
difficult-to-forecast revenues and minimal prefunding of
retiree health care benefits.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Based on the combination of our value-oriented philosophy
of investing primarily for income and a positive-sloping
municipal yield curve, we favored the use of longer-term
bonds. Consistent with our strategy, we sought to purchase
bonds that ranged from 10 to 30 years in maturity with good
call features. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
5. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
6. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of March 31, 2021
Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +5.66% +1.70%
5-Year +19.62% +2.86%
10-Year +71.50% +5.14%
Advisor
1-Year +5.94% +5.94%
5-Year +20.56% +3.81%
10-Year +73.83% +5.68%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield

A 2.73% 5.82% 1.42% 3.03%
Advisor 3.12% 6.65% 1.72% 3.67%
See page 8 for Performance Summary footnotes.

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (4/1/11–3/31/21)
Advisor Class (4/1/11–3/31/21)

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The price of debt securities generally falls as inflation increases, and debt securities that pay a fixed rather than variable interest rate are more vulnerable to inflation risk. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse eco-
nomic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond California Exempt Index is the California component of the Bloomberg Barclay Municipal Bond Index, a mar-
ket value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/20–3/31/21)
Share Class
Net Investment
Income
A $0.211649
A1 $0.223487
C $0.180832
R6 $0.233303
Advisor $0.230668
Total Annual Operating Expenses
9
Share Class
A 0.76%
Advisor 0.51%

Your Fund’s Expenses
Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,014.71 $3.80 $1,021.16 $3.81 0.76%
A1 $1,000 $1,015.52 $3.02 $1,021.93 $3.03 0.60%
C $1,000 $1,014.07 $5.82 $1,019.16 $5.83 1.16%
R6 $1,000 $1,016.18 $2.36 $1,022.59 $2.37 0.47%
Advisor $1,000 $1,016.03 $2.56 $1,022.39 $2.57 0.51%

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31, Year Ended
March 31,
2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $7.50 $7.44 $7.27
Income from investment operations
b
:
Net investment income
c
.................................................. 0.22 0.22 0.14
Net realized and unrealized gains (losses) .................................... 0.20 0.08 0.15
Total from investment operations ............................................. 0.42 0.30 0.29
Less distributions from:
Net investment income ................................................... (0.21) (0.24) (0.12)
Net asset value, end of year ................................................ $7.71 $7.50 $7.44
Total return
d
............................................................ 5.66% 3.98% 4.11%
Ratios to average net assets
e
Expenses
f
.............................................................. 0.75% 0.76% 0.76%
Net investment income .................................................... 2.79% 2.97% 3.38%
Supplemental data
Net assets, end of year (000’s) .............................................. $2,074,343 $1,395,165 $524,756
Portfolio turnover rate ..................................................... 14.41% 15.74% 14.12%
a
For the period September 10, 2018 (effective date) to March 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended March 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.49 $7.43 $7.31 $7.38 $7.59
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.24 0.26 0.26 0.27
Net realized and unrealized gains (losses) ........... 0.20 0.07 0.12 (0.06) (0.22)
Total from investment operations .................... 0.43 0.31 0.38 0.20 0.05
Less distributions from:
Net investment income .......................... (0.22) (0.25) (0.26) (0.27) (0.26)
Net asset value, end of year ....................... $7.70 $7.49 $7.43 $7.31 $7.38
Total return
c
................................... 5.83% 4.14% 5.34% 2.66% 0.68%
Ratios to average net assets
Expenses ..................................... 0.60%
d
0.61%
d
0.60%
d
0.59% 0.59%
Net investment income ........................... 2.97% 3.12% 3.54% 3.53% 3.54%
Supplemental data
Net assets, end of year (000’s) ..................... $11,084,478 $11,448,334 $11,824,206 $12,154,752 $12,425,129
Portfolio turnover rate ............................ 14.41% 15.74% 14.12% 13.05% 19.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.47 $7.41 $7.30 $7.36 $7.58
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.20 0.22 0.22 0.23
Net realized and unrealized gains (losses) ........... 0.21 0.07 0.11 (0.06) (0.23)
Total from investment operations .................... 0.40 0.27 0.33 0.16 —
Less distributions from:
Net investment income .......................... (0.18) (0.21) (0.22) (0.22) (0.22)
Net asset value, end of year ....................... $7.69 $7.47 $7.41 $7.30 $7.36
Total return
c
................................... 5.40% 3.57% 4.63% 2.23% (0.02)%
Ratios to average net assets
Expenses ..................................... 1.16%
d
1.16%
d
1.16%
d
1.15% 1.14%
Net investment income ........................... 2.42% 2.57% 2.98% 2.97% 2.99%
Supplemental data
Net assets, end of year (000’s) ..................... $1,018,197 $1,118,612 $1,124,954 $1,527,772 $1,659,070
Portfolio turnover rate ............................ 14.41% 15.74% 14.12% 13.05% 19.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended March 31, Year Ended
March 31,
2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $7.48 $7.42 $7.30 $7.46
Income from investment operations
b
:
Net investment income
c
...................................... 0.24 0.25 0.27 0.18
Net realized and unrealized gains (losses) ........................ 0.20 0.07 0.12 (0.18)
Total from investment operations ................................. 0.44 0.32 0.39 —
Less distributions from:
Net investment income ....................................... (0.23) (0.26) (0.27) (0.16)
Net asset value, end of year .................................... $7.69 $7.48 $7.42 $7.30
Total return
d
................................................ 5.97% 4.28% 5.45% (0.05)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.47% 0.47% 0.47% 0.49%
Expenses net of waiver and payments by affiliates .................... 0.47%
f,g
0.46%
f
0.46%
f
0.48%
Net investment income ........................................ 3.08% 3.27% 3.68% 3.64%
Supplemental data
Net assets, end of year (000’s) .................................. $281,038 $186,078 $103,760 $85,534
Portfolio turnover rate ......................................... 14.41% 15.74% 14.12% 13.05%
a
For the period August 1, 2017 (effective date) to March 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.48 $7.42 $7.30 $7.36 $7.58
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.24 0.26 0.27 0.28
Net realized and unrealized gains (losses) ........... 0.20 0.08 0.13 (0.06) (0.23)
Total from investment operations .................... 0.44 0.32 0.39 0.21 0.05
Less distributions from:
Net investment income .......................... (0.23) (0.26) (0.27) (0.27) (0.27)
Net asset value, end of year ....................... $7.69 $7.48 $7.42 $7.30 $7.36
Total return .................................... 5.94% 4.24% 5.44% 2.89% 0.65%
Ratios to average net assets
Expenses ..................................... 0.51%
c
0.51%
c
0.51%
c
0.50% 0.49%
Net investment income ........................... 3.06% 3.22% 3.63% 3.62% 3.64%
Supplemental data
Net assets, end of year (000’s) ..................... $2,498,587 $1,888,402 $1,641,388 $1,572,721 $1,463,633
Portfolio turnover rate ............................ 14.41% 15.74% 14.12% 13.05% 19.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments, March 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
California 97.1%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 10,552,529
Alameda Corridor Transportation Authority ,
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 17,365,604
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 35,254,444
Alameda Unified School District , GO , 2015A , 5% , 8/01/39 .....................
18,000,000 21,097,631
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,791,447
Alisal Union School District ,
GO, 2009B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,681,270
GO, 2009B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,799,162
GO, 2009B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,548,612
Alvord Unified School District ,
GO, 2011B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 10,116,390
GO, 2011B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 53,083,558
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 34,690,000 38,597,322
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 26,177,886
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 27,759,771
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 21,092,547
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 12,968,824
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 21,662,554
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 10,921,731
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 28,749,119
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 18,785,695
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 11,268,883
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 8,065,346
Antelope Valley Community College District , GO , 2015 , Pre-Refunded , 5% , 8/01/39 ..
11,750,000 13,823,735
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,556,986
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,307,905
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 7,034,856
Bay Area Toll Authority ,
Revenue, 2013 S-4, Pre-Refunded, 5%, 4/01/43 ........................... 36,040,000 39,532,737
Revenue, Pre-Refunded, 5.125%, 4/01/48 ............................... 47,355,000 52,061,860
Revenue, 2013 S-4, Pre-Refunded, 5.25%, 4/01/53 ........................ 33,000,000 36,361,961
Revenue, 2017 F-1, Pre-Refunded, 5%, 4/01/56 ........................... 60,000,000 75,266,142
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 84,260,000 96,307,503
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 72,000,000 81,714,622
Revenue, 2019 S-8, Refunding, 5%, 4/01/56 ............................. 25,000,000 30,287,585
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 12,782,353
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 12,027,850
Beaumont Unified School District , GO , 2011C , AGMC Insured , Zero Cpn., 8/01/40 ...
11,000,000 6,276,929
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,795,466
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 2,163,987
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 2,068,197
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 899,554
Revenue, 2010A, AGMC Insured, 5%, 6/01/30 ............................ 770,000 772,522
Revenue, 2010A, AGMC Insured, 5.125%, 6/01/35 ......................... 360,000 361,183
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 8,663,535

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency , Brio Apartments & Next on Lex Apartments ,
Revenue, Senior Lien , 144A, 2021 A1 , 4% , 2/01/56 ........................ $ 25,000,000 $ 26,813,700
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 1,000,000 1,210,069
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 4,048,475
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 7,355,000 7,364,757
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,338,539
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 1,000,000 1,159,562
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 225,000 250,362
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,769,603
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 18,693,650
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 568,993
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 637,011
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 746,341
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 118,566
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 425,810
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 726,375
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 639,113
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 949,507
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 742,926
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 991,953
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 1,120,000 1,294,484
Sonoma County Securitization Corp., Revenue, 2020 B 1, Refunding, 5%, 6/01/49 . 1,200,000 1,464,650
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 7,665,000 7,675,191
California Educational Facilities Authority ,
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 10,000,000 11,402,354
c
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 592,845
c
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 504,547
c
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 520,094
c
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 561,276
c
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 637,842
Leland Stanford Junior University (The), Revenue, U-1, 5.25%, 4/01/40 ......... 24,960,000 37,090,560
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 56,950,000 84,000,595
Leland Stanford Junior University (The), Revenue, U-4, 5%, 6/01/43 ............ 24,205,000 35,702,097
Leland Stanford Junior University (The), Revenue, U-6, 5%, 5/01/45 ............ 90,580,000 135,025,097
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 20,000,000 30,656,040
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/47 .............. 11,000,000 12,815,736
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 7,184,918
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,792,396
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,702,140
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,814,836
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 6,275,721
Loyola Marymount University, Revenue, 2001A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 6,100,772
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 4,500,000 3,813,091
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 17,967,847
University of San Francisco, Revenue, 2018A, 5%, 10/01/48 ................. 10,000,000 12,057,213
University of San Francisco, Revenue, 2018A, 5%, 10/01/53 ................. 10,000,000 12,019,781
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 795,258
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 784,361
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 781,366
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,192,947

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority, (continued)
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. $ 500,000 $ 594,201
California Health Facilities Financing Authority ,
Revenue, 1992 A, California Mortgage Insured, 6.5%, 12/01/22 ............... 270,000 271,239
Revenue, 2014A, Pre-Refunded, 5%, 10/01/38 ............................ 3,890,000 4,519,649
Revenue, 2014A, 5%, 10/01/38 ....................................... 5,110,000 5,857,734
Revenue, 2016B, Pre-Refunded, 5%, 11/15/46 ............................ 36,705,000 45,488,404
Revenue, 2016B, 5%, 11/15/46 ....................................... 53,265,000 62,133,990
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. 1,000,000 1,155,918
Casa Milagro LLC, Revenue, 2011A, California Mortgage Insured, 6.25%, 2/01/26 . 5,000,000 5,021,018
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/42 ........................................................ 7,750,000 9,062,989
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/47 ........................................................ 10,370,000 12,077,633
Children's Hospital of Orange County Obligated Group, Revenue, 2011 A, 5.25%,
11/01/41 ....................................................... 10,000,000 10,224,541
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 37,000,000 43,980,505
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 8,950,000 10,378,569
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/40 . 7,500,000 8,651,157
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 12,016,319
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 14,585,474
Kaiser Foundation Hospitals, Revenue, 2017A-2, 4%, 11/01/38 ............... 25,000,000 28,830,078
Kaiser Foundation Hospitals, Revenue, 2017A-2, 4%, 11/01/44 ............... 385,000,000 438,546,416
Kaiser Foundation Hospitals, Revenue, 2017A-2, 5%, 11/01/47 ............... 30,000,000 44,477,805
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2012A, 5%, 8/15/51 .............................................. 39,455,000 41,464,786
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016B, 5%, 8/15/55 .............................................. 12,960,000 14,981,975
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017A, 5%, 11/15/56 .............................................. 22,000,000 26,024,227
Marshall Medical Center, Revenue, 2020A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 4,364,156
Marshall Medical Center, Revenue, 2020A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 30,884,158
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 981,113
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 1,625,000 1,959,092
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 1,600,000 1,914,201
Rady Children's Hospital Obligated Group, Revenue, 2011, 5.25%, 8/15/41 ...... 11,000,000 11,159,955
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,157,524
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,665,126
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,323,106
Stanford Health Care Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 . 26,900,000 31,365,462
Sutter Health Obligated Group, Revenue, 2013A, Pre-Refunded, 5%, 8/15/52 ..... 89,990,000 100,068,970
Sutter Health Obligated Group, Revenue, 2015A, Pre-Refunded, 5%, 8/15/43 ..... 20,000,000 23,896,720
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 36,810,000 40,966,935
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 13,216,448
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 34,500,000 40,907,982
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,940,362 17,329,715
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 5,000,000 5,709,136

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Housing Finance, (continued)
Lakeside Drive Senior Housing LP, Revenue, 2019N, FNMA Insured, 2.35%,
12/01/35 ....................................................... $ 9,803,454 $ 10,090,614
Longshore Cove LP, Revenue, 2020 E, FNMA Insured, 2.5%, 2/01/38 .......... 9,857,793 10,325,406
California Infrastructure & Economic Development Bank ,
Revenue, 2015A, Pre-Refunded, 5%, 10/01/40 ............................ 4,015,000 4,829,878
Revenue, 2015A, Pre-Refunded, 5%, 10/01/43 ............................ 1,900,000 2,285,621
Revenue, 2018, 5%, 10/01/48 ........................................ 10,000,000 12,384,751
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,893,295
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 6,495,387
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 8,000,000 9,850,954
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 30,300,000 37,083,000
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 978,665
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 987,769
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/55 ....................................................... 915,000 1,048,378
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 19,692,291
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 4%, 7/01/50 ............................................ 10,000,000 11,379,579
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 14,797,196
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, FGIC Insured, 5%, 7/01/29 ................... 50,985,000 64,684,899
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 13,460,000 17,161,391
California Municipal Finance Authority ,
4.25%, 1/15/35 ................................................... 49,110,666 58,569,645
Revenue, Senior Lien, 2017A, Refunding, 4%, 8/15/52 ...................... 27,350,000 29,559,481
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 11,461,641
1717 University Associates LLC, Revenue, 2020A-T, 5.25%, 6/01/52 ........... 3,407,000 3,410,645
Channing House, Revenue, 2017B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 11,831,086
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 11,654,848
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/46 ............................................ 15,000,000 17,037,333
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/42 ............................................ 5,500,000 6,314,893
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/47 ............................................ 20,750,000 23,659,795
Eisenhower Medical Center, Revenue, 2017A, Refunding, 5%, 7/01/42 .......... 5,100,000 5,933,545
Eisenhower Medical Center, Revenue, 2017A, Refunding, 5%, 7/01/47 .......... 4,000,000 4,621,944
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 3,062,506
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 26,801,039
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,000,000 6,006,748
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 11,800,000 13,945,434
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 61,850,000 72,721,739
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 6,270,257
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 9,605,283
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 12,021,882
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 22,677,797

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... $ 33,895,000 $ 36,835,835
University of La Verne, Revenue, 2017A, Refunding, 4%, 6/01/47 .............. 10,500,000 11,756,778
California Pollution Control Financing Authority ,
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 . 7,250,000 8,721,357
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 11/21/45 1,905,000 2,261,726
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 17,028,934
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996B , AGMC Insured , ETM, 5.9% , 9/01/26 ................ 1,165,000 1,345,717
b
California School Finance Authority , Kipp SoCal Public Schools Obligated Group ,
Revenue , 144A, 2020 A , 4% , 7/01/40 ................................... 800,000 920,085
California State Public Works Board ,
Revenue, 2012 A, 5%, 4/01/31 ........................................ 48,070,000 50,291,007
Revenue, 2012 A, 5%, 4/01/32 ........................................ 17,885,000 18,711,351
Revenue, 2012 A, 5%, 4/01/37 ........................................ 29,000,000 30,333,983
Revenue, 2012G, Refunding, 5%, 11/01/31 .............................. 16,520,000 17,722,293
Revenue, 2013I, 5%, 11/01/38 ........................................ 40,000,000 44,575,416
c,d
Revenue, 2022 A, Refunding, 5%, 8/01/32 ............................... 6,500,000 8,209,774
c,d
Revenue, 2022 A, Refunding, 5%, 8/01/36 ............................... 7,500,000 9,344,344
Judicial Council of California, Revenue, 2011 D, Refunding, 5%, 12/01/31 ........ 15,000,000 15,476,473
State of California Department of Corrections & Rehabilitation, Revenue, 2019C, 5%,
11/01/38 ....................................................... 5,000,000 6,384,296
California State University ,
Revenue, 2014A, Refunding, 5%, 11/01/39 ............................... 23,000,000 26,346,355
Revenue, 2014A, Refunding, 5%, 11/01/44 ............................... 32,345,000 37,050,994
Revenue, 2015A, Refunding, 5%, 11/01/43 ............................... 11,000,000 12,976,412
Revenue, 2017A, Refunding, 5%, 11/01/42 ............................... 29,105,000 35,671,041
Revenue, 2017A, Refunding, 5%, 11/01/47 ............................... 63,000,000 77,216,794
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 25,032,952
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 16,870,000 21,073,179
Revenue, 2018 A, Refunding, 5%, 11/01/50 .............................. 17,385,000 21,535,815
Revenue, 2019 A, 5%, 11/01/44 ....................................... 13,100,000 16,522,383
Revenue, 2019 A, 5%, 11/01/49 ....................................... 90,295,000 113,130,921
Revenue, 2019 A, 5%, 11/01/51 ....................................... 40,470,000 50,623,199
Revenue, 2020C, 4%, 11/01/45 ....................................... 10,000,000 11,701,549
California Statewide Communities Development Authority ,
Revenue, 2004 A, Pre-Refunded, AGMC Insured, 5.25%, 10/01/24 ............. 225,000 225,815
Adventist Health System/West Obligated Group, Revenue, 2015A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 10,919,503
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 80,523,655
CHF-Irvine LLC, Revenue, 2011, Refunding, 5.125%, 5/15/31 ................ 8,000,000 8,036,995
CHF-Irvine LLC, Revenue, 2011, Refunding, 5.375%, 5/15/38 ................ 8,500,000 8,538,271
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/48 .................................................... 7,980,000 9,402,422
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.125%, 11/15/35 ................................................ 2,000,000 2,193,997
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.375%, 11/15/44 ................................................ 7,250,000 7,989,837
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,488,844
a
Kaiser Foundation Hospitals, Revenue, 2004 L, Mandatory Put, 5%, 11/01/29 ..... 26,025,000 34,278,517
a
Kaiser Foundation Hospitals, Revenue, 2004M, Mandatory Put, 5%, 11/01/29 ..... 12,245,000 16,128,355
a
Kaiser Foundation Hospitals, Revenue, 2009 C-2, Mandatory Put, 5%, 11/01/29 ... 10,000,000 13,171,380
a
Kaiser Foundation Hospitals, Revenue, 2009 C-3, Mandatory Put, 5%, 11/01/29 ... 6,720,000 8,851,167
Kaiser Foundation Hospitals, Revenue, 2012 A, 5%, 4/01/42 ................. 88,945,000 92,855,111

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Poway RHF Housing, Inc., Revenue, 2013A, California Mortgage Insured, 5.25%,
11/15/35 ....................................................... $ 2,000,000 $ 2,200,391
Campbell Union School District , GO , 1996B , NATL Insured , Zero Cpn., 8/01/21 .....
6,280,000 6,273,389
Carlsbad Unified School District ,
GO, 2009B, Refunding, 6%, 5/01/34 .................................... 14,000,000 16,353,928
GO, 2011C, Zero Cpn., 8/01/35 ....................................... 33,000,000 39,619,539
Castro Valley Unified School District , COP , 2011 , AGMC Insured , 5% , 9/01/32 ......
2,620,000 2,672,039
Centinela Valley Union High School District ,
GO, 2004 A, Refunding, NATL Insured, 5.5%, 8/01/33 ...................... 15,630,000 19,833,348
GO, 2012 B, Refunding, AGMC Insured, 5%, 8/01/50 ....................... 3,850,000 4,087,527
Cerritos Public Financing Authority , Tax Allocation , 2002 A , AMBAC Insured , 5% ,
11/01/22 ........................................................ 1,675,000 1,679,995
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 31,735,374
Charter Oak Unified School District , GO , 2015A , AGMC Insured , 5% , 8/01/40 ......
5,000,000 5,855,816
Chico Unified School District , GO , 2012 A , 5% , 8/01/43 .......................
8,000,000 8,813,263
Chino Valley Unified School District ,
GO, 2020 B, 4%, 8/01/45 ............................................ 3,000,000 3,516,141
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 22,443,572
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 15,719,976
City & County of San Francisco , Eastern Park Apartments LP , Revenue , 2019J , FNMA
Insured , 2.55% , 7/01/39 ............................................. 56,506,000 57,723,444
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 941,298
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 993,209
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 1,219,537
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,704,978
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 830,537
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,640,340
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 322,305
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 177,383
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 353,192
City of Long Beach ,
Harbor, Revenue, 2017C, Refunding, 5%, 5/15/47 ......................... 12,210,000 14,666,587
Harbor, Revenue, 2019A, 5%, 5/15/49 .................................. 18,205,000 22,604,836
City of Los Angeles ,
Revenue, 1993-1, Refunding, NATL, FHA Insured, 6.5%, 7/01/22 .............. 120,000 120,484
Department of Airports, Revenue, 2015D, 5%, 5/15/41 ...................... 14,500,000 16,648,087
Department of Airports, Revenue, 2016B, 5%, 5/15/41 ...................... 12,500,000 14,471,087
Department of Airports, Revenue, 2016B, 5%, 5/15/46 ...................... 53,000,000 61,264,110
Department of Airports, Revenue, 2017A, 5%, 5/15/47 ...................... 50,350,000 59,289,980
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 60,000,000 71,593,530
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 11,503,976
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 15,005,000 18,612,390
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 40,808,992
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 12,064,592
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 22,135,000 27,179,642
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 62,940,000 76,975,009
Department of Airports, Revenue, 2019 F, 5%, 5/15/44 ...................... 2,950,000 3,581,435
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 10,500,000 13,547,714
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 8,000,000 10,236,709
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 9,925,000 12,655,176
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/39 ............. 10,265,000 13,052,502
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 10,000,000 12,687,189
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 4,730,626

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/41 ............. $ 4,835,000 $ 6,126,374
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/46 ............. 5,000,000 6,240,615
Department of Airports, Revenue, 2021B, Refunding, 5%, 5/15/45 ............. 17,245,000 22,055,681
Department of Airports, Revenue, Senior Lien, 2020C, 5%, 5/15/45 ............ 50,000,000 61,980,225
Department of Airports, Revenue, Senior Lien, 2020C, 4%, 5/15/50 ............ 15,000,000 16,966,442
Wastewater System, Revenue, 2015-A, 5%, 6/01/44 ....................... 9,000,000 10,488,659
Wastewater System, Revenue, 2015-C, Refunding, 5%, 6/01/45 ............... 24,690,000 28,414,059
Wastewater System, Revenue, 2018A, 5%, 6/01/48 ........................ 11,275,000 13,865,666
City of Ontario ,
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 456,145
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,727,049
City of Pasadena , Electric , Revenue , 2016A , Refunding , 4% , 6/01/46 ............
22,625,000 24,954,560
City of Perris , Revenue , 1988A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 18,833,798
City of Porterville , Water , COP , 2021 , AGMC Insured , 4% , 8/15/50 ...............
1,000,000 1,155,859
City of Riverside ,
Electric, Revenue, 2013A, Refunding, 5%, 10/01/43 ........................ 11,535,000 12,769,713
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/40 .......................... 25,000,000 29,279,080
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,016
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 7,142,627
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 23,315,065
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 11,035,789
Water, Revenue, 2013, Pre-Refunded, 5%, 9/01/38 ........................ 21,630,000 24,153,600
City of San Francisco ,
Public Utilities Commission Water, Revenue, 2012 A, Pre-Refunded, 5%, 11/01/43 . 71,735,000 75,524,825
Public Utilities Commission Water, Revenue, 2020A, 5%, 11/01/50 ............. 35,000,000 44,613,985
City of San Jose ,
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/36 .............................. 10,000,000 10,025,410
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/42 .............................. 10,000,000 10,023,673
City of Santa Rosa ,
Wastewater, Revenue, 2020 A, 5%, 9/01/34 .............................. 6,700,000 8,808,815
Wastewater, Revenue, 2020 A, 5%, 9/01/35 .............................. 3,000,000 3,923,222
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 16,207,730
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 5,579,175
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 5,392,542
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 4,553,781
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 5,245,070
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
13,210,000 16,236,772
Colton Joint Unified School District , GO , 2010B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 8,778,760
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010B, 5.7%, 8/01/30 ......................... 10,000,000 10,031,101
Tax Allocation, Second Lien, 2010B, 6%, 8/01/35 .......................... 11,160,000 11,193,035
Tax Allocation, Second Lien, 2010B, 6%, 8/01/42 .......................... 10,000,000 10,028,138
Contra Costa Community College District ,
GO, 2020 C, 4%, 8/01/33 ............................................ 1,500,000 1,859,640
GO, 2020 C, 4%, 8/01/34 ............................................ 1,375,000 1,697,008
Corona Community Facilities District ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 713,299
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,640,370
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,293,599

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Corona-Norco Unified School District, (continued)
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... $ 2,620,000 $ 2,559,145
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,356,789
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,471,197
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,738,029
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 20,000,000 23,909,740
County of Madera ,
Childrens Hospital Central California Obligated Group, COP, 1995, NATL Insured,
5.75%, 3/15/28 .................................................. 27,500,000 27,589,760
Childrens Hospital Central California Obligated Group, COP, 1998, NATL Insured,
5%, 3/15/23 .................................................... 3,650,000 3,678,210
County of Riverside , Revenue , 1988 B , GNMA Insured , ETM, Zero Cpn., 6/01/23 ...
26,160,000 25,885,480
County of Sacramento ,
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/41 ................... 9,000,000 10,633,400
Airport System, Revenue, Senior Lien, 2016A, Refunding, 5%, 7/01/41 .......... 10,000,000 11,814,889
County of San Bernardino , Revenue , 1989 A , GNMA Insured , ETM, Zero Cpn., 5/01/22
4,445,000 4,266,415
b
CSCDA Community Improvement Authority , Jefferson Platinum Triangle Apartments ,
Revenue , 144A, 2021A-1 , 2.875% , 8/01/41 .............................. 3,125,000 3,028,687
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,915,066
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 698,446
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 776,069
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 10,686,629
Delano Union School District , COP , 1999 , NATL Insured , 5.125% , 1/01/22 .........
365,000 375,693
East Bay Municipal Utility District ,
Water System, Revenue, 2014A, Refunding, 5%, 6/01/35 .................... 10,000,000 11,388,539
Water System, Revenue, 2014C, 5%, 6/01/44 ............................ 14,000,000 15,830,951
Water System, Revenue, 2015A, Refunding, 5%, 6/01/36 .................... 7,355,000 8,673,722
Water System, Revenue, 2015C, 4%, 6/01/45 ............................ 9,070,000 10,163,856
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 5,054,844
Water System, Revenue, 2019 A, 5%, 6/01/49 ............................ 11,700,000 14,692,859
Eastern Municipal Water District Financing Authority , Revenue , 2015B , 5% , 7/01/46 .
30,705,000 35,872,409
El Dorado Irrigation District ,
COP, 2020 A, 4%, 3/01/45 ........................................... 5,000,000 5,806,634
COP, 2020 A, 4%, 3/01/50 ........................................... 15,330,000 17,701,364
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,761,030
Fairfax Elementary School District , GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ..
10,380,000 4,056,162
FHLMC, Multi-family ML Pass-Through Certificates ,
Revenue, 2019-ML06, ACA, 2.493%, 7/25/35 ............................. 52,141,885 54,630,054
Revenue, 2021-ML08, ACA, 1.896%, 11/25/37 ............................ 3,497,511 3,480,602
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 20,208,291
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 11,079,364
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 353,422,532
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 220,164,856
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 41,048,238
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 43,797,643
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 27,664,412
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 50,266,976
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 35,021,171
Revenue, Refunding, Zero Cpn., 1/15/42 ................................ 228,000,000 186,985,679
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/23 .................... 5,765,000 5,734,031
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/24 .................... 72,045,000 71,163,479

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... $ 20,660,000 $ 20,172,267
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,614,076
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 14,173,519
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,852,511
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 31,965,433
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 235,820,000 273,020,322
Fowler Unified School District ,
GO, 2010C, AGMC Insured, Zero Cpn., 8/01/41 ........................... 3,095,000 1,831,485
GO, 2010C, AGMC Insured, Zero Cpn., 8/01/42 ........................... 3,005,000 1,715,776
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,563,177
Fresno Unified School District ,
GO, 1999C, Refunding, NATL Insured, 5.9%, 8/01/22 ....................... 1,920,000 2,007,626
GO, B, Refunding, Zero Cpn., 8/01/41 .................................. 35,000,000 8,834,343
GO, G, Refunding, Zero Cpn., 8/01/41 .................................. 47,000,000 11,863,261
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 2,996,746
Fullerton School District Financing Authority , Special Tax, Senior Lien , 2013 A ,
Refunding , AGMC Insured , 5% , 9/01/31 ................................. 2,500,000 2,765,608
Glendale Community College District ,
GO, 2003 C, NATL Insured, Zero Cpn., 8/01/28 ........................... 15,000,000 12,032,934
GO, 2016B, 4%, 8/01/50 ............................................ 34,950,000 40,219,782
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 3,715,000 3,725,883
Golden State Tobacco Securitization Corp. ,
Revenue, 2015A, Refunding, 5%, 6/01/35 ............................... 25,000,000 29,181,655
Revenue, 2015A, Refunding, 5%, 6/01/40 ............................... 212,525,000 247,017,043
Revenue, 2015A, Refunding, 5%, 6/01/45 ............................... 308,395,000 357,828,251
Revenue, 2018A-1, Refunding, 5%, 6/01/35 .............................. 28,340,000 33,814,690
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 5,017,754
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 11,377,731
Hacienda La Puente Unified School District , GO , 2017A , 4% , 8/01/47 ............
655,000 738,649
Hartnell Community College District , GO , 2009C , Zero Cpn., 8/01/33 .............
20,000,000 26,809,414
Hawthorne School District , GO , 2008-C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 14,769,584
Hayward Unified School District , GO , 2020 , AGMC Insured , 4% , 8/01/45 ..........
10,000,000 11,592,183
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,525,630
Huntington Beach Union High School District , COP , 2010 , AGMC Insured , 5.25% ,
9/01/39 ......................................................... 2,000,000 2,004,935
b
Independent Cities Finance Authority ,
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 802,570
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 1,015,078
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 1,031,690
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,389,846
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 3,426,135
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 7,152,766
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 9,296,283
Special Tax, 2020 A, BAM Insured, 4%, 9/01/54 ........................... 12,285,000 14,229,783
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,939,215
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,000,000 11,651,797
Jefferson Union High School District ,
GO, 2000A, Refunding, NATL Insured, 6.45%, 8/01/25 ...................... 2,605,000 2,963,811
GO, 2000A, Refunding, NATL Insured, 6.45%, 8/01/29 ...................... 3,075,000 4,010,578
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021A, 4%, 9/01/39 .......... 135,000 150,895
Community Facilities District No. 52, Special Tax, 2021A, 4%, 9/01/40 .......... 140,000 156,096

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Community Services District, (continued)
Community Facilities District No. 52, Special Tax, 2021A, 4%, 9/01/50 .......... $ 1,000,000 $ 1,103,566
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,424,060
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,609,689
Jurupa Unified School District , GO , 2015A , 5% , 8/01/39 ......................
10,165,000 11,904,874
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,860,468
La Palma Community Development Commission , Tax Allocation , 1993 , Refunding ,
6.1% , 6/01/22 .................................................... 145,000 145,733
Lakeside Union School District , GO , 2010B , Zero Cpn., 8/01/45 .................
11,540,000 5,801,549
Lammersville Joint Unified School District , GO , 2016A , 4% , 8/01/46 .............
41,340,000 45,898,868
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,243,132
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,592,863
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,313,766
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,104,130
Lemon Grove School District , GO , 2010B , AGMC Insured , Zero Cpn., 8/01/50 ......
20,990,000 8,594,406
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 17,304,033
Long Beach Bond Finance Authority ,
Revenue, 2007A, 5.5%, 11/15/28 ...................................... 8,000,000 10,380,452
Revenue, 2007A, 5%, 11/15/29 ....................................... 17,465,000 22,294,373
Revenue, 2007A, 5.5%, 11/15/30 ...................................... 5,000,000 6,679,390
Revenue, 2007A, 5%, 11/15/35 ....................................... 69,855,000 94,679,350
Revenue, 2007A, 5.5%, 11/15/37 ...................................... 35,000,000 50,616,955
Los Angeles Community College District , GO , 2016 , Refunding , 5% , 8/01/38 .......
10,000,000 12,089,071
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2016A, Refunding, 5%, 6/01/35 ............................... 17,655,000 21,230,994
Revenue, 2016A, Refunding, 5%, 6/01/37 ............................... 10,970,000 13,136,951
Revenue, 2016A, Refunding, 5%, 6/01/38 ............................... 28,160,000 33,691,280
Revenue, 2016A, Refunding, 5%, 6/01/39 ............................... 10,000,000 11,947,591
Revenue, 2019 A, 5%, 7/01/44 ........................................ 32,030,000 39,819,846
Revenue, 2020 A, Refunding, 5%, 6/01/35 ............................... 21,325,000 28,307,748
Revenue, 2020 A, Refunding, 5%, 6/01/36 ............................... 30,950,000 40,935,658
Revenue, 2020 A, Refunding, 5%, 6/01/37 ............................... 6,500,000 8,566,381
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2016 A ,
Refunding , 4% , 10/01/42 ............................................ 16,430,000 17,959,311
Los Angeles Department of Water ,
Revenue, 2012A, 5%, 7/01/43 ........................................ 81,095,000 85,545,575
Revenue, 2014A, 5%, 7/01/44 ........................................ 50,000,000 56,688,565
Revenue, 2016 A, Refunding, 5%, 7/01/46 ............................... 62,660,000 73,631,735
Revenue, 2017A, Refunding, 5%, 7/01/44 ............................... 72,060,000 87,653,244
Revenue, 2018 A, 5%, 7/01/43 ........................................ 13,805,000 16,985,136
Revenue, 2018 A, 5%, 7/01/48 ........................................ 22,375,000 27,358,129
Revenue, 2018 B, Refunding, 5%, 7/01/48 ............................... 10,000,000 12,383,526
Revenue, 2020 C, Refunding, 5%, 7/01/37 ............................... 6,035,000 7,906,731
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 20,350,000 26,581,848
Revenue, 2020 C, Refunding, 5%, 7/01/39 ............................... 14,535,000 18,932,073
Revenue, 2020A, Refunding, 5%, 7/01/41 ............................... 15,000,000 19,370,868
Revenue, 2020A, Refunding, 5%, 7/01/50 ............................... 14,875,000 18,864,222
Los Angeles Department of Water & Power ,
Revenue, 2020 B, Refunding, 5%, 7/01/39 ............................... 16,420,000 21,321,518
Revenue, 2020 B, Refunding, 5%, 7/01/40 ............................... 40,520,000 52,324,708
Revenue, 2020 B, Refunding, 5%, 7/01/45 ............................... 10,775,000 13,729,965
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 51,940,000 58,888,081

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System, Revenue, 2014 E, 5%, 7/01/44 ............................ $ 34,000,000 $ 38,548,224
Power System, Revenue, 2014B, 5%, 7/01/43 ............................ 62,000,000 69,149,821
Power System, Revenue, 2015A, Refunding, 5%, 7/01/35 ................... 15,105,000 17,461,297
Power System, Revenue, 2015A, Refunding, 5%, 7/01/36 ................... 17,795,000 20,542,411
Power System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 15,000,000 17,535,896
Power System, Revenue, 2016B, 5%, 7/01/35 ............................ 11,995,000 14,241,533
Power System, Revenue, 2017A, 5%, 7/01/42 ............................ 7,710,000 9,376,267
Power System, Revenue, 2017A, 5%, 7/01/47 ............................ 16,000,000 19,461,861
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 8,450,000 10,593,527
Power System, Revenue, 2019A, 5%, 7/01/45 ............................ 18,980,000 23,660,681
Power System, Revenue, 2019A, 5%, 7/01/49 ............................ 9,185,000 11,315,847
Los Angeles Unified School District ,
GO, 2020 A, Refunding, 5%, 7/01/32 ................................... 18,480,000 24,480,242
GO, 2020 A, Refunding, 5%, 7/01/33 ................................... 16,520,000 21,756,219
GO, 2020 C, 4%, 7/01/33 ............................................ 2,000,000 2,441,263
GO, 2020 C, 4%, 7/01/36 ............................................ 11,885,000 14,266,761
GO, 2020 C, 4%, 7/01/37 ............................................ 15,000,000 17,940,805
GO, 2020 C, 4%, 7/01/38 ............................................ 7,500,000 8,928,884
GO, 2020 RYQ, 4%, 7/01/36 ......................................... 4,800,000 5,761,923
GO, 2020 RYQ, 4%, 7/01/44 ......................................... 28,200,000 32,913,153
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 11,643,340
GO, A, 4%, 8/01/44 ................................................ 16,090,000 17,623,633
McFarland Public Financing Authority , Revenue , 2010A , AGMC Insured , 5% , 10/01/40
5,115,000 5,131,248
Mendocino-Lake Community College District , GO , 2011B , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 7,500,000 7,609,084
Metropolitan Water District of Southern California ,
Revenue, 2015 A, 5%, 7/01/40 ........................................ 10,000,000 11,682,921
Revenue, 2020 A, 5%, 10/01/45 ....................................... 16,665,000 21,308,187
Revenue, 2020 C, Refunding, 5%, 7/01/39 ............................... 25,245,000 33,059,943
Revenue, 2020 C, Refunding, 5%, 7/01/40 ............................... 20,000,000 26,126,692
Revenue, 2021 A, 5%, 10/01/37 ....................................... 2,180,000 2,916,988
Revenue, 2021 A, 5%, 10/01/38 ....................................... 5,220,000 6,962,294
Revenue, 2021 A, 5%, 10/01/39 ....................................... 6,150,000 8,179,420
Revenue, 2021 A, 5%, 10/01/40 ....................................... 5,240,000 6,955,144
Revenue, 2021 A, 5%, 10/01/41 ....................................... 4,360,000 5,768,264
Revenue, 2021 A, 5%, 10/01/46 ....................................... 11,000,000 14,382,015
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 .............
11,220,000 12,853,689
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 5,595,000 6,061,175
Miracosta Community College District , GO , B , 4% , 8/01/45 ....................
25,405,000 29,823,107
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/21 ........................... 9,660,000 9,651,073
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,671,563
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,813,560
Monterey Peninsula Unified School District , GO , 2016C , Refunding , 5% , 8/01/41 ....
11,190,000 13,348,044
Moorpark Unified School District , GO , 2009A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,644,140
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,929,044
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 6,091,449
GO, A, AGMC Insured, 5%, 8/01/44 .................................... 29,220,000 34,221,389
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 60,538,660
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/45 ....................................................... 3,250,000 3,699,930

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Mountain House Public Financing Authority, (continued)
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/50 ....................................................... $ 6,000,000 $ 6,792,107
Mountain House Community Services District, Revenue, 2020 B, BAM Insured, 4%,
12/01/40 ....................................................... 2,750,000 3,159,840
Mountain House Community Services District, Revenue, 2020 B, BAM Insured, 4%,
12/01/43 ....................................................... 4,000,000 4,556,421
M-S-R Energy Authority , Revenue , 2009B , 6.5% , 11/01/39 .....................
25,000,000 39,966,223
M-S-R Public Power Agency , Revenue , E , NATL Insured , ETM, 6% , 7/01/22 .......
3,730,000 3,891,192
Needles Public Financing Authority , Revenue , 1992-A , 7.5% , 8/15/22 ............
290,000 290,777
Newport Mesa Unified School District , GO , 2011 , Zero Cpn., 8/01/42 .............
20,000,000 28,119,862
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017A, Refunding, 5%, 3/01/41 ............................... 10,000,000 11,790,055
Revenue, 2017A, Refunding, 5%, 3/01/47 ............................... 20,000,000 23,441,388
Revenue, 2017B, Refunding, 5%, 3/01/47 ............................... 10,000,000 11,892,904
c,d
Revenue, 2021 A, Refunding, 5%, 3/01/29 ............................... 1,505,000 1,915,545
c,d
Revenue, 2021 A, Refunding, 5%, 3/01/30 ............................... 1,550,000 1,995,582
c,d
Revenue, 2021 A, Refunding, 5%, 3/01/31 ............................... 1,600,000 2,086,237
c,d
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,591,369
c,d
Revenue, 2021 A, Refunding, 5%, 3/01/33 ............................... 2,000,000 2,583,700
c,d
Revenue, 2021 A, Refunding, BAM Insured, 4%, 3/01/34 .................... 2,220,000 2,652,947
c,d
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 646,800
c,d
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 787,048
c,d
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,329,691
c,d
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,642,570
c,d
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,841,297
c,d
Revenue, 2021 B, Refunding, BAM Insured, 4%, 3/01/34 .................... 1,750,000 2,133,745
Oceanside Unified School District ,
GO, 2010B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 7,162,856
GO, 2010B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 5,145,083
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 14,053,958
Ontario Montclair School District , GO , 2017A , 5% , 8/01/46 ....................
11,765,000 14,497,897
Orange Community Facilities District , Special Tax , 2015 , Refunding , AGMC Insured ,
5% , 10/01/40 ..................................................... 7,500,000 8,826,471
Orange County Sanitation District , Revenue , 2015A , Refunding , 5% , 2/01/36 .......
8,350,000 9,586,693
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 16,875,702
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 5,758,244
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 4,393,820
Oxnard School District , GO , C , Pre-Refunded , BAM Insured , 4% , 8/01/44 .........
10,755,000 12,065,641
Palomar Community College District ,
GO, 2010B, Zero Cpn., 8/01/39 ....................................... 69,410,000 88,080,672
GO, C, Pre-Refunded, 5%, 8/01/44 .................................... 35,120,000 41,985,504
Palomar Health ,
GO, 2009A, AGMC Insured, 7%, 8/01/38 ................................ 36,000,000 50,952,532
GO, 2010A, 6.75%, 8/01/40 .......................................... 60,000,000 81,989,586
Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%, 11/01/47 ...... 35,000,000 42,316,361
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,725,957
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/43 .................. 32,000,000 8,271,971
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 28,000,000 4,865,563
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/22 ........................... 1,900,000 1,885,700
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 1,985,000 1,950,981
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 2,008,750
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,064,316

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Patterson Joint Unified School District, (continued)
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... $ 2,265,000 $ 2,112,540
Perris Joint Powers Authority , Community Facilities District No. 2018-1 , Special Tax ,
2020 , 4% , 9/01/50 ................................................. 1,125,000 1,237,285
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 12,204,530
GO, 2013 A, AGMC Insured, 5%, 9/01/42 ................................ 5,000,000 5,512,406
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 12,328,711
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 16,062,871
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 44,139,023
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 37,941,875
Pomona Unified School District , GO , C , AGMC Insured , 5.25% , 8/01/40 ..........
16,000,000 16,268,022
Port of Los Angeles , Revenue , 2014B , Refunding , 5% , 8/01/44 .................
10,300,000 11,599,010
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015A, Refunding, 5%, 12/15/31 ........................... 10,180,000 13,819,478
Tax Allocation, 2015A, Refunding, 5%, 12/15/32 ........................... 11,215,000 15,441,950
Tax Allocation, 2015A, Refunding, 5%, 6/15/33 ............................ 5,835,000 8,104,263
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 8,570,705
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 21,612,285
Regents of the University of California ,
Medical Center, Revenue, 2013J, 5%, 5/15/48 ............................ 75,000,000 81,400,230
Medical Center, Revenue, 2016L, Refunding, 5%, 5/15/47 ................... 49,575,000 58,166,695
Rialto Unified School District , GO , 2011A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 34,553,231
Rio Hondo Community College District , GO , 2010C , Zero Cpn., 8/01/35 ..........
10,000,000 7,311,338
Ripon Unified School District ,
GO, 2013 A, Refunding, BAM Insured, 5%, 8/01/42 ........................ 2,315,000 2,554,636
GO, 2013 A, Pre-Refunded, BAM Insured, 5%, 8/01/42 ..................... 705,000 784,408
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/45 ... 2,250,000 2,565,318
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/50 ... 3,155,000 3,576,865
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997A, NATL Insured, Zero Cpn., 6/01/23 ........ 14,160,000 13,976,921
County of Riverside, Revenue, 1997A, NATL Insured, Zero Cpn., 6/01/24 ........ 13,005,000 12,667,607
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/39 .......................... 11,000,000 12,199,257
Revenue, Senior Lien, 2013A, 5.75%, 6/01/48 ............................ 10,000,000 10,893,506
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 12,894,567
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,832,995
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 8,200,327
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 8,382,001
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 14,945,852
Community Facilities District No. 3, Special Tax, 2019, BAM Insured, 4%, 9/15/49 .. 11,825,000 13,320,400
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007R , NATL Insured , ETM, 5% , 8/01/37 ................................ 1,380,000 1,441,610
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,964,703
Sacramento Area Flood Control Agency , Special Assessment , 2020 , 4% , 10/01/47 ..
10,620,000 12,237,570
Sacramento City Unified School District , GO , 2017E , 4% , 5/01/47 ...............
20,000,000 21,795,978
Sacramento County Sanitation Districts Financing Authority ,
Revenue, 2014A, Refunding, 5%, 12/01/44 .............................. 25,000,000 28,269,555
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/45 ....................................................... 9,000,000 11,628,716

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento County Sanitation Districts Financing Authority, (continued)
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/50 ....................................................... $ 10,000,000 $ 12,849,268
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/29 ....................................................... 4,100,000 5,432,030
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/30 ....................................................... 3,755,000 5,072,333
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/31 ....................................................... 11,700,000 16,117,448
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/32 ....................................................... 20,300,000 28,376,205
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/33 ....................................................... 11,200,000 15,346,873
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/39 ....................................... 3,135,000 4,000,550
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 3,173,866
Electric System, Revenue, 2020 H, 5%, 8/15/50 ........................... 51,700,000 66,033,567
San Bernardino Community College District , GO , 2009B , Zero Cpn., 8/01/48 .......
66,390,000 30,033,356
San Buenaventura Public Facilities Financing Authority ,
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/39 ............................ 8,500,000 9,597,443
Revenue, Pre-Refunded, 5%, 1/01/44 .................................. 19,395,000 21,899,108
San Diego Community College District , GO , 2009B , 6% , 8/01/33 ................
26,880,000 35,199,156
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 9,000,000 11,042,310
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 6,096,815
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 3,000,000 3,395,474
Revenue, 2019 B, Refunding, 5%, 7/01/49 ............................... 5,000,000 6,012,919
Special Facilities, Revenue, 2014A, 5%, 7/01/44 .......................... 5,645,000 6,303,914
San Diego County Regional Transportation Commission ,
Revenue, 2014A, Pre-Refunded, 5%, 4/01/44 ............................. 54,915,000 62,695,192
Revenue, 2014A, Pre-Refunded, 5%, 4/01/48 ............................. 20,000,000 22,833,540
Revenue, 2016A, 5%, 4/01/48 ........................................ 25,000,000 29,756,875
San Diego County Water Authority ,
Revenue, 2021 A, Refunding, 5%, 5/01/29 ............................... 2,335,000 3,087,431
Revenue, 2021 A, Refunding, 5%, 5/01/30 ............................... 1,800,000 2,423,246
Revenue, 2021 A, Refunding, 5%, 5/01/31 ............................... 1,530,000 2,102,814
c
Revenue, Sub. Lien, 2021 S-1, Refunding, 5%, 5/01/28 ..................... 44,020,000 56,760,801
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/45 ........................................ 4,500,000 5,345,854
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/21 ........................... 12,160,000 12,156,019
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/22 ........................... 8,440,000 8,419,299
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 11,041,862
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 123,690,028
GO, 2010C, Zero Cpn., 7/01/48 ....................................... 29,840,000 31,943,034
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 68,935,082
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 34,690
GO, F, 5%, 7/01/40 ................................................ 56,510,000 66,380,686
GO, F, 5%, 7/01/45 ................................................ 34,370,000 40,216,701
GO, G, 5%, 7/01/40 ................................................ 13,000,000 15,270,730
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 90,830,257
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/45 ........
35,295,000 41,388,565
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016B, 5%, 5/01/46 ........................................ 28,040,000 32,440,390
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 25,000,000 29,976,635
Revenue, Second Series, 2014B, 5%, 5/01/44 ............................ 31,000,000 34,910,467
Revenue, Second Series, 2017A, 5%, 5/01/42 ............................ 20,910,000 24,692,454

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport,
(continued)
Revenue, Second Series, 2017A, 5%, 5/01/47 ............................ $ 49,090,000 $ 57,571,083
Revenue, Second Series, 2017B, 5%, 5/01/47 ............................ 70,725,000 84,417,692
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 120,000,000 144,910,116
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 117,910,000 140,030,435
Revenue, Second Series, 2018E, 5%, 5/01/48 ............................ 44,650,000 53,545,352
Revenue, Second Series, 2019E, 5%, 5/01/50 ............................ 6,500,000 7,786,404
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017B , AGMC Insured , 5% , 8/01/46 ................... 10,000,000 12,058,877
San Francisco Community College District , GO , A , 4% , 6/15/45 .................
7,000,000 8,177,756
San Francisco Municipal Transportation Agency , Revenue , 2021 C , 5% , 3/01/51 ....
10,250,000 12,991,930
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,327,411
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,723,046
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 12,114,246
Revenue, Refunding, Zero Cpn., 1/15/38 ................................ 245,085,000 338,867,401
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/40 .......................... 158,655,000 224,721,132
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/41 .......................... 141,024,000 201,186,728
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/42 .......................... 141,024,000 202,394,260
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,596,649
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 31,071,241
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 33,540,620
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/44 ...................... 125,000,000 139,528,375
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/50 ...................... 430,000,000 477,105,640
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,694,385
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,382,758
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 15,825,000 13,992,612
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 17,283,059
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 17,641,853
San Luis Obispo County Financing Authority , Revenue , 2015A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 11,740,201
San Marcos Public Financing Authority , Revenue , 1994 A , ETM, 6.25% , 9/02/22 ....
15,000,000 16,284,524
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,845,398
San Mateo Foster City Public Financing Authority , City of San Mateo Sewer , Revenue ,
2019 , 5% , 8/01/49 ................................................. 29,000,000 36,450,799
San Mateo Union High School District ,
COP, 2007, Pre-Refunded, AMBAC Insured, 5%, 12/15/43 ................... 11,535,000 13,465,005
GO, 2002 B, NATL Insured, Zero Cpn., 9/01/22 ........................... 5,000,000 4,985,545
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 19,535,592
Sanger Public Financing Authority ,
Revenue, 2013, AGMC Insured, 5%, 6/15/35 ............................. 2,360,000 2,584,392
Revenue, 2013, AGMC Insured, 5%, 6/15/43 ............................. 6,155,000 6,734,553
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 11,316,289
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
11,225,000 10,143,378
Santa Clara Valley Water District ,
Revenue, 2020 A, Refunding, 5%, 6/01/45 ............................... 5,000,000 6,341,155
Revenue, 2020 A, Refunding, 5%, 6/01/50 ............................... 5,000,000 6,315,811
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 23,202,588
Santa Maria Joint Union High School District , GO , 2014 , 4% , 8/01/37 ............
14,230,000 15,358,687
Santa Paula Utility Authority ,
Revenue, 2015A, Pre-Refunded, 5%, 2/01/45 ............................. 16,495,000 19,308,455

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Santa Paula Utility Authority, (continued)
Revenue, 2015A, Pre-Refunded, 5%, 2/01/50 ............................. $ 21,050,000 $ 24,640,374
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 25,980,197
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015A , Refunding , AGMC Insured , 5% , 12/01/45 ................ 10,000,000 11,824,677
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
7.125% , 12/01/36 .................................................. 10,775,000 11,156,137
Southern California Public Power Authority , Revenue , 2007A , 5% , 11/01/33 ........
17,500,000 23,451,915
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 2,067,038
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 2,088,101
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 2,111,108
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 2,136,755
Southwestern Community College District , GO , D , Pre-Refunded , 5% , 8/01/44 .....
10,000,000 11,931,157
State of California ,
GO, 6%, 5/01/24 .................................................. 2,565,000 2,651,445
GO, NATL Insured, 6%, 8/01/24 ....................................... 990,000 1,008,788
GO, 5.625%, 9/01/24 ............................................... 255,000 260,703
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 140,000 143,287
GO, Refunding, 5%, 11/01/28 ......................................... 10,000,000 12,965,668
GO, Refunding, 5%, 12/01/28 ......................................... 24,000,000 31,170,434
GO, 5%, 11/01/29 ................................................. 10,000,000 13,219,308
GO, Refunding, 5%, 11/01/29 ......................................... 17,000,000 22,472,824
GO, Refunding, 5%, 12/01/29 ......................................... 3,015,000 3,991,604
GO, Refunding, 5%, 12/01/30 ......................................... 4,000,000 5,381,625
GO, Refunding, 5%, 4/01/31 ......................................... 10,295,000 13,927,476
GO, Refunding, 5%, 12/01/31 ......................................... 1,500,000 2,055,555
GO, Refunding, 5%, 4/01/32 ......................................... 15,045,000 20,707,997
GO, 5%, 12/01/34 ................................................. 23,255,000 30,859,629
GO, Refunding, 5%, 3/01/35 ......................................... 51,980,000 67,696,304
GO, 5%, 12/01/35 ................................................. 9,745,000 12,888,236
GO, Refunding, 4%, 3/01/36 ......................................... 10,000,000 12,025,032
GO, 5%, 12/01/36 ................................................. 16,560,000 21,817,470
GO, 5%, 10/01/39 ................................................. 15,000,000 17,854,125
GO, 5%, 10/01/41 ................................................. 15,250,000 15,603,931
GO, 5%, 4/01/43 .................................................. 44,745,000 48,749,606
GO, 5%, 10/01/44 ................................................. 25,000,000 28,760,918
GO, 5%, 8/01/45 .................................................. 22,500,000 26,351,172
GO, 4%, 3/01/46 .................................................. 6,750,000 7,900,151
GO, 5%, 8/01/46 .................................................. 20,000,000 23,971,178
GO, 5%, 10/01/47 ................................................. 81,000,000 96,022,422
GO, 5%, 4/01/49 .................................................. 5,000,000 6,192,306
GO, 1992, NATL Insured, 6%, 10/01/21 ................................. 35,000 36,014
GO, 1996, Pre-Refunded, FGIC Insured, 5.375%, 6/01/26 ................... 1,335,000 1,345,934
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,139,949
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,018
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,074
GO, 2007, Refunding, AGMC Insured, 5.25%, 8/01/32 ...................... 55,140,000 76,709,252
GO, 2012, 5%, 4/01/42 ............................................. 85,000,000 88,901,270
GO, 2017, 5%, 11/01/47 ............................................. 10,000,000 12,194,861
State of California Department of Water Resources ,
Revenue, BB, Refunding, 5%, 12/01/32 ................................. 17,110,000 23,228,079
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 21,785,000 29,445,314
Revenue, BB, Refunding, 5%, 12/01/35 ................................. 3,100,000 4,166,173
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 1,725,000 1,912,220

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sulphur Springs Union School District, (continued)
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. $ 11,390,000 $ 14,255,731
Temple City Unified School District , GO , A , Pre-Refunded , 5% , 8/01/43 ...........
10,000,000 11,126,354
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,946,232
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021A, 1,
Refunding, 5%, 6/01/31 ............................................ 1,290,000 1,709,779
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021A, 1,
Refunding, 5%, 6/01/33 ............................................ 1,520,000 1,990,520
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021A, 1,
Refunding, 4%, 6/01/35 ............................................ 1,020,000 1,231,721
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021A, 1,
Refunding, 4%, 6/01/49 ............................................ 5,500,000 6,346,499
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 B, 2,
Refunding, 4%, 6/01/49 ............................................ 1,500,000 1,691,919
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 10,410,000 12,743,944
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 7,985,000 9,733,030
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,527,074
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 9,218,434
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 12,048,898
Turlock Irrigation District ,
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,701,597
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,211,415
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,891,314
Revenue, 2020, Refunding, 5%, 1/01/41 ................................. 3,500,000 4,468,358
Union Elementary School District ,
GO, 1999-A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,958,193
GO, 2001B, NATL Insured, Zero Cpn., 9/01/25 ............................ 5,500,000 5,310,715
GO, 2001B, NATL Insured, Zero Cpn., 9/01/26 ............................ 5,850,000 5,556,712
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 26,757,043
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 29,585,212
Revenue, 2016AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 16,391,239
Revenue, 2016K, 4%, 5/15/46 ........................................ 19,850,000 22,082,565
Revenue, 2017M, 5%, 5/15/37 ........................................ 15,410,000 18,959,504
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 72,325,000 89,068,628
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 17,952,232
Revenue, 2018 O, Refunding, 5%, 5/15/43 ............................... 30,120,000 37,226,151
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 20,000,000 24,554,550
Revenue, 2018 O, Refunding, 5%, 5/15/58 ............................... 10,000,000 12,209,577
Revenue, 2020 BE, Refunding, 5%, 5/15/41 .............................. 20,000,000 25,821,832
Revenue, 2020 BE, Refunding, 5%, 5/15/42 .............................. 26,250,000 33,790,759
Revenue, 2020 BE, Refunding, 4%, 5/15/47 .............................. 13,000,000 15,205,468
Revenue, 2020 BE, Refunding, 4%, 5/15/50 .............................. 13,000,000 15,120,437
Revenue, 2021 BH, Refunding, 4%, 5/15/39 .............................. 9,375,000 11,341,218
Revenue, 2021 Q, Refunding, 5%, 5/15/32 ............................... 3,210,000 4,350,756
Revenue, 2021 Q, Refunding, 5%, 5/15/33 ............................... 9,540,000 12,859,217
Revenue, 2021 Q, Refunding, 5%, 5/15/34 ............................... 8,205,000 11,012,952
Revenue, 2021 Q, Refunding, 4%, 5/15/36 ............................... 8,000,000 9,797,570
Revenue, 2021 Q, Refunding, 4%, 5/15/37 ............................... 8,360,000 10,197,285
Revenue, 2021 Q, Refunding, 4%, 5/15/39 ............................... 7,050,000 8,492,331

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ $ 260,000 $ 287,399
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 180,245
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 282,424
Upland Unified School District , GO , 2011C , Zero Cpn., 8/01/45 .................
62,900,000 30,162,663
Vacaville Unified School District , GO , D , 4% , 8/01/45 .........................
2,000,000 2,294,566
Val Verde Unified School District ,
GO, 2010B, AGMC Insured, Zero Cpn., 8/01/34 ........................... 1,000,000 1,322,852
GO, 2015B, Refunding, BAM Insured, 5%, 8/01/44 ......................... 15,000,000 17,567,448
GO, 2020A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,653,325
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004-A , 5.8% , 9/01/31 .................................... 3,495,000 3,535,576
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,503,321
Vista Unified School District ,
GO, 2002A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,761,097
GO, 2002A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,478,892
Washington Township Health Care District , GO , 2015B , 5% , 8/01/45 .............
15,000,000 17,156,091
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,522,060
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 8,805,151
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 6,727,811
Western Placer Unified School District , COP , 2011 , AGMC Insured , ETM, 5.2% ,
11/01/41 ........................................................ 1,000,000 1,029,167
Western Riverside Water & Wastewater Financing Authority ,
Revenue, 2009, AGMC Insured, 5.5%, 9/01/34 ............................ 1,750,000 1,756,513
Revenue, 2009, AGMC Insured, 5.625%, 9/01/39 .......................... 2,500,000 2,509,104
16,463,504,354
U.S. Territories 0.6%
Puerto Rico 0.6%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 6,210,000 6,357,146
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,080,296
e
Puerto Rico Electric Power Authority ,
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/29 ............................. 20,000,000 18,150,000
Revenue, 2012A-RSA-1 2013A, 7%, 7/01/33 ............................. 50,000,000 46,625,000
Revenue, WW-RSA-1, 5%, 7/01/28 .................................... 12,030,000 10,917,225
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000A , 6.625% , 6/01/26 ..... 5,800,000 6,003,000
104,132,667
Total U.S. Territories .................................................................... 104,132,667
Total Municipal Bonds (Cost $14,237,417,585) ..................................
16,567,637,021
a a a a

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

s
See Abbreviations on page 45 .
Short Term Investments 1.2%
a a
Principal Amount
a
Value
Municipal Bonds 1.2%
California 1.2%
f
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008B , LOC Wells Fargo Bank NA , Daily VRDN and Put ,
0.04% , 8/15/47 ................................................... $ 2,900,000 $ 2,900,000
f
Irvine Ranch Water District , Special Assessment , 2009B , LOC Bank of America NA ,
Daily VRDN and Put , 0.04% , 10/01/41 .................................. 41,165,000 41,165,000
f
Santa Clara Valley Transportation Authority ,
2000 Measure A Sales Tax, Revenue, 2008C, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.03%, 4/01/36 ...................................... 7,500,000 7,500,000
2000 Measure A Sales Tax, Revenue, 2008D, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.04%, 4/01/36 ...................................... 3,590,000 3,590,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.04% , 7/01/36 ........................... 11,300,000 11,300,000
f
State of California ,
GO, 2003A-2, Refunding, LOC Bank of Montreal, Daily VRDN and Put, 0.01%,
5/01/33 ........................................................ 24,120,000 24,120,000
GO, 2003A-3, Refunding, LOC Bank of Montreal, Daily VRDN and Put, 0.02%,
5/01/33 ........................................................ 27,745,000 27,745,000
GO, 2003C-4, LOC US Bank NA, Daily VRDN and Put, 0.02%, 5/01/33 ......... 27,900,000 27,900,000
f
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.03%, 5/15/48 .................. 30,420,000 30,420,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.03%, 5/15/48 .......... 13,605,000 13,605,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.03%, 5/15/48 .......... 9,300,000 9,300,000
199,545,000
Total Municipal Bonds (Cost $199,545,000) .....................................
199,545,000
Total Short Term Investments (Cost $199,545,000 ) ...............................
199,545,000
a
Total Investments (Cost $14,436,962,585) 98.9% ................................
$16,767,182,021
Other Assets, less Liabilities 1.1% .............................................
189,460,943
Net Assets 100.0% ...........................................................
$16,956,642,964
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $45,984,739, representing 0.3% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Security purchased on a when-issued basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
March 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $14,436,962,585
Value - Unaffiliated issuers .................................................................. $16,767,182,021
Cash .................................................................................... 133,779,675
Receivables:
Investment securities sold ................................................................... 42,260,305
Capital shares sold ........................................................................ 11,042,435
Interest ................................................................................. 164,513,462
Total assets .......................................................................... 17,118,777,898
Liabilities:
Payables:
Investment securities purchased .............................................................. 115,927,241
Capital shares redeemed ................................................................... 29,950,201
Management fees ......................................................................... 6,166,721
Distribution fees .......................................................................... 1,895,983
Transfer agent fees ........................................................................ 1,776,214
Distributions to shareholders ................................................................. 5,958,939
Accrued expenses and other liabilities ........................................................... 459,635
Total liabilities ......................................................................... 162,134,934
Net assets, at value ................................................................. $16,956,642,964
Net assets consist of:
Paid-in capital ............................................................................. $15,505,532,354
Total distributable earnings (losses) ............................................................. 1,451,110,610
Net assets, at value ................................................................. $16,956,642,964

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,074,343,108
Shares outstanding ........................................................................ 268,914,304
Net asset value per share
a
.................................................................. $7.71
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.01
Class A1:
Net assets, at value ....................................................................... $11,084,477,615
Shares outstanding ........................................................................ 1,439,047,954
Net asset value per share
a
.................................................................. $7.70
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.00
Class C:
Net assets, at value ....................................................................... $1,018,197,153
Shares outstanding ........................................................................ 132,467,081
Net asset value and maximum offering price per share
a
............................................. $7.69
Class R6:
Net assets, at value ....................................................................... $281,037,724
Shares outstanding ........................................................................ 36,527,318
Net asset value and maximum offering price per share ............................................. $7.69
Advisor Class:
Net assets, at value ....................................................................... $2,498,587,364
Shares outstanding ........................................................................ 324,964,103
Net asset value and maximum offering price per share ............................................. $7.69
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended March 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $596,640,838
Expenses:
Management fees (Not e 3a) ................................................................... 73,226,889
Distribution fees: (Note 3c)
    Class A ................................................................................ 4,427,399
    Class A1 ............................................................................... 10,684,582
    Class C ................................................................................ 6,992,870
Transfer agent fees: (Note 3e)
    Class A ................................................................................ 1,019,430
    Class A1 ............................................................................... 6,519,159
    Class C ................................................................................ 622,735
    Class R6 ............................................................................... 59,561
    Advisor Class ............................................................................ 1,362,248
Custodian fees (Not e 4) ...................................................................... 90,366
Reports to shareholders ...................................................................... 205,088
Registration and filing fees .................................................................... 154,289
Professional fees ........................................................................... 351,756
Trustees' fees and expenses .................................................................. 144,949
Other .................................................................................... 701,315
Total expenses ......................................................................... 106,562,636
Expense reductions (Not e 4) ............................................................... (144,564)
Expenses waived/paid by affiliates (Not e 3f) .................................................... (13,123)
Net expenses ......................................................................... 106,404,949
Net investment income ................................................................ 490,235,889
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 22,797,752
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 421,902,497
Net realized and unrealized gain (loss) ............................................................ 444,700,249
Net increase (decrease) in net assets resulting from operations .......................................... $934,936,138

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California Tax-Free Income Fund
Year Ended
March 31, 2021
Year Ended
March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $490,235,889 $500,037,492
Net realized gain (loss) ................................................. 22,797,752 (134,416,400)
Net change in unrealized appreciation (depreciation) ........................... 421,902,497 237,530,082
Net increase (decrease) in net assets resulting from operations ................ 934,936,138 603,151,174
Distributions to shareholders:
Class A ............................................................. (48,518,935) (31,341,778)
Class A1 ............................................................ (328,240,709) (390,859,950)
Class C ............................................................. (25,424,832) (31,683,409)
Class R6 ............................................................ (6,958,278) (4,986,690)
Advisor Class ........................................................ (70,956,814) (62,073,101)
Total distributions to shareholders .......................................... (480,099,568) (520,944,928)
Capital share transactions: (Note 2 )
Class A ............................................................. 639,600,509 889,240,042
Class A1 ............................................................ (679,834,875) (467,749,607)
Class C ............................................................. (132,618,274) (12,029,852)
Class R6 ............................................................ 90,043,567 83,819,528
Advisor Class ........................................................ 548,024,489 242,039,708
Total capital share transactions ............................................ 465,215,416 735,319,819
Net increase (decrease) in net assets ................................... 920,051,986 817,526,065
Net assets:
Beginning of year ....................................................... 16,036,590,978 15,219,064,913
End of year ........................................................... $16,956,642,964 $16,036,590,978

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). The Fund offers five classes of shares: Class A,
Class A1, Class C, Class R6 and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient
assets have been segregated for these securities.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2021, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
March 31, 2021
Year Ended
March 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 116,764,837 $900,106,033 147,850,300 $1,129,226,407
Shares issued in reinvestment of distributions .......... 5,649,675 43,540,099 3,713,022 28,452,283
Shares redeemed ............................... (39,521,104) (304,045,623) (36,071,424) (268,438,648)
Net increase (decrease) .......................... 82,893,408 $639,600,509 115,491,898 $889,240,042
Class A1 Shares:
Shares sold ................................... 38,448,447 $295,862,358 63,767,239 $484,727,281
Shares issued in reinvestment of distributions .......... 35,578,222 273,460,524 42,461,763 323,900,166
Shares redeemed ............................... (163,644,176) (1,249,157,757) (168,900,892) (1,276,377,054)
Net increase (decrease) .......................... (89,617,507) $(679,834,875) (62,671,890) $(467,749,607)
Class C Shares:
Shares sold ................................... 21,886,128 $168,140,968 43,981,976 $335,147,952
Shares issued in reinvestment of distributions .......... 3,102,271 23,791,412 3,752,742 28,558,209
Shares redeemed
a
.............................. (42,202,150) (324,550,654) (49,771,041) (375,736,013)
Net increase (decrease) .......................... (17,213,751) $(132,618,274) (2,036,323) $(12,029,852)
Class R6 Shares:
Shares sold ................................... 18,408,171 $141,741,350 15,488,743 $118,031,661
Shares issued in reinvestment of distributions .......... 897,010 6,895,210 646,831 4,937,451
Shares redeemed ............................... (7,653,152) (58,592,993) (5,240,812) (39,149,584)
Net increase (decrease) .......................... 11,652,029 $90,043,567 10,894,762 $83,819,528
Advisor Class Shares:
Shares sold ................................... 129,992,816 $988,998,367 92,321,947 $701,556,237
Shares issued in reinvestment of distributions .......... 8,037,135 61,706,862 6,874,739 52,369,097
Shares redeemed ............................... (65,656,687) (502,680,740) (67,887,140) (511,885,626)
Net increase (decrease) .......................... 72,373,264 $548,024,489 31,309,546 $242,039,708
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended March 31, 2021, the gross effective investment management fee rate was 0.438% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rates for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $171,490
CDSC retained .............................................................................. $511,704
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended March 31, 2021, the Fund paid transfer agent fees of $9,583,133, of which $4,301,429 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until July 31, 2021.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended March 31, 2021, these purchase and sale transactions aggregated $261,330,000 and $281,970,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended March 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At March 31, 2021, the capital loss carryforwards were as follows:
During the year ended March 31, 2021, the Fund utilized $23,059,587 of capital loss carryforwards.
The tax character of distributions paid during the years ended March 31, 2021 and 2020, was as follows:
At March 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed ordinary income for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $460,332,105
Long term ................................................................................ 433,219,537
Total capital loss carryforwards ............................................................... $893,551,642
2021 2020
Distributions paid from:
Tax exempt income ........................................................ $480,099,568 $520,944,928
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2021, aggregated
$3,325,398,873 and $2,341,999,151, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2021, the aggregate value of these securities was $75,692,225, representing 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $14,442,136,232
Unrealized appreciation ........................................................................ $2,358,336,456
Unrealized depreciation ........................................................................ (33,290,667)
Net unrealized appreciation (depreciation) .......................................................... $2,325,045,789
Distributable earnings:
Undistributed ordinary income ................................................................... $87,588
Undistributed tax exempt income ................................................................. $25,487,820
Total distributable earnings ..................................................................... $25,575,408
5. Income Taxes
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended March 31, 2021, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
Abbreviations
Selected Portfolio
ABAG
Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin California Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin California Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
California Tax-Free Income Fund (constituting Franklin California Tax-Free Income Fund, hereafter collectively referred to as the "Fund") as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
March 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
May 20, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

Franklin California Tax-Free Income Fund

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Annual Report
Tax Information (unaudited)
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2021. A portion of the Funds' exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2022, shareholders will be notified of amounts for use in preparing their 2021 income tax returns.

Franklin California Tax-Free Income Fund
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1977 126 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin California Tax-Free Income Fund

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since
2013, Trustee
since 1983 and
Vice President
since 1982
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President
and Chief
Executive Officer
– Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.

Franklin California Tax-Free Income Fund

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 42 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Income Fund

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Annual Report
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Income Fund
Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Fund (Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Shareholder Information

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Annual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional California municipal debt funds.
The Board noted that the Fund’s annualized income return
and annualized total return for the one-, three-, five- and 10-
year periods were above the medians and in the first (best)
and second quintiles of its Performance Universe. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A
shares or Class M shares for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and nine
other California municipal debt funds. The Board noted that
the Management Rate for the Fund was slightly above the
median of its Expense Group, but its actual total expense
ratio was below the median and in the first quintile (least
expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into
the profitability analysis beginning next year. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.

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Annual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that, to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1112 A 05/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $109,217 for the fiscal year ended March 31, 2021 and $95,734 for the fiscal year ended March 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended March 31, 2021 and $10,000 for the fiscal year ended March 31, 2020.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended March 31, 2021 and $6,593 for the fiscal year ended March 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $36,800 for the fiscal year ended March 31, 2021 and $190,144 for the fiscal year ended March 31, 2020. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $36,800 for the fiscal year ended March 31, 2021 and $206,737 for the fiscal year ended March 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By ___S\Matthew T. Hinkle ____
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___S\Matthew T. Hinkle ____
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2021

By ___S\Robert G. Kubilis _____
      Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date  May 26, 2021